INCOME TAXES - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory federal rate	35.00%	35.00%	35.00%
Federal statutory income tax at 35%	$ 7,937	$ 5,893	$ 5,066
Tax exempt interest income	(1,560)	(1,428)	(818)
Revaluation of net deferred tax assets due to change in U.S. federal statutory income tax rate	1,695	0	0
Earnings of bank owned life insurance	(161)	(128)	(147)
Non deductible expenses	577	223	320
Other	(250)	155	(59)
Total	$ 8,238	$ 4,715	$ 4,362